Significant accounting judgements and estimates (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Fekola Mine
Disclosure of detailed information about property, plant and equipment [line items]
Value added tax receivables	$ 77	$ 27
Masbate Mine
Disclosure of detailed information about property, plant and equipment [line items]
Value added tax receivables	37	29
Gramalote Project
Disclosure of detailed information about property, plant and equipment [line items]
Value added tax receivables	$ 7	$ 7